TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Domestic	$ 3,466	$ 241	$ (1,277)
Foreign	880	689	781
Current Income Tax Expense (Benefit), Total	4,346	930	(496)
Deferred taxes:
Domestic	(500)	2,575	2,673
Foreign	(165)	(1,198)	(602)
Deferred Income Tax Expense (Benefit)	(665)	1,377	2,071
Taxes on income (tax benefit)	$ 3,681	$ 2,307	$ 1,575